Expense Example, No Redemption - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September	Sep. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287